Goodwill and Intangible Assets - Schedule of Intangible assets (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 474,646	$ 426,719	$ 426,719
Accumulated Amortization	(109,924)	(80,903)	(45,146)
Net carrying amount	$ 364,722	$ 345,816	$ 381,573
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life	9 years 8 months 12 days	10 years 9 months 18 days	11 years 9 months 18 days
Gross carrying amount	$ 414,446	$ 368,200	$ 368,200
Accumulated Amortization	(89,681)	(65,868)	(36,782)
Net carrying amount	$ 324,765	$ 302,332	$ 331,418
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life	9 years 8 months 12 days	9 years 10 months 24 days	10 years 6 months
Gross carrying amount	$ 60,200	$ 58,519	$ 58,519
Accumulated Amortization	(20,243)	(15,035)	(8,364)
Net carrying amount	$ 39,957	$ 43,484	$ 50,155